FINANCIAL INSTRUMENT RISK - Foreign Exchange Risk (Details) - Foreign Exchange Risk - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENT RISK
Percentage of reasonably possible change in risk assumption	10.00%	10.00%
Increase in loss and comprehensive loss due to change in reasonably possible risk assumption		$ 2,535	$ 66,935